Prepayments, deposits and other assets	12 Months Ended
Dec. 31, 2025
Prepayments Deposits And Other Assets [Abstract]
Prepayments, deposits and other assets
19.
Prepayments, deposits and other assets

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Included in non-current assets
Prepaid content royalties	323	267
Others	102	98
	425	365
Included in current assets
Prepaid content royalties	1,662	2,117
Interest receivables	976	840
Prepaid promotion and other expenses	767	756
Prepaid vendors deposits and other receivables	190	198
Value-added tax recoverable	77	98
Receivable from Tencent (Note 32(b))	48	78
Others	73	96
	3,793	4,183